Fair Value - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2023	Feb. 03, 2023	Nov. 09, 2022
Warrants
Sale of private placement warrants (in shares)									985,278	985,278	985,278	10,000,000	316,250
Class of warrant or right, exercise price of warrants or rights (in dollars per share)									$ 3.36	$ 4.56	$ 9.91		$ 0.01
Gain on change in fair value of SAFE and warrant liabilities	$ (20,979)	$ (60)		$ (4,663)	$ (766)		$ (14,249)	$ (330)	$ 1,949	$ 563
Brookfield SAFE liability									50,000
Brookfield SAFE liability	19,400		$ 34,150	$ 34,150		$ 23,350	$ 23,350		50,000	0
Other Expense
Warrants
Gain on change in fair value of SAFE and warrant liabilities									$ 974	$ 563
Other Expense | Public warrants
Warrants
Gain on change in fair value of SAFE and warrant liabilities	286		600			2,100
Other Expense | Private placement warrants
Warrants
Gain on change in fair value of SAFE and warrant liabilities	$ 477		$ 3,199			$ 2,912